Significant capital and funding transactions (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Common Shares Issued

	For the three months ended
	January 31, 2025		January 31, 2024
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	216	$22	400	$38
Issued in connection with dividend reinvestment plan (2)	–	–	6,135	720
Purchased for cancellation (3)	(1,942)	(29)	–	–
	(1,726)	$(7)	6,535	$758

(1)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(2)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three months ended January 31, 2025, the requirements of our DRIP were satisfied through open market share purchases. For the three months ended January 31, 2024, the requirements of our DRIP were satisfied through shares issued from treasury.
(3)	During the three months ended January 31, 2025,
under the NCIB

we purchased for cancellation common shares at a total fair value of $338 million (average cost of $174.00 per share), with a book value of $29 million (book value of $14.85 per share). During the three months ended January 31, 2024, we did not have an active NCIB and therefore we did not purchase any common shares for cancellation.